Other disclosures - Credit Risk - Loans and advances at amortised cost by selected sectors (Details) £ in Millions	Jun. 30, 2020 GBP (£)		Dec. 31, 2019 GBP (£)
Disclosure of financial assets [line items]
Financial assets	£ 703,874	[1]	£ 680,053	[2]
Coverage ratio	0.014	[3]	0.01	[4]
Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 713,576	[1]	£ 686,683	[2]
Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	9,702	[1]	6,630	[2]
Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 354,912		£ 339,115
Coverage ratio	0.025		0.018
Financial assets at amortised cost [member] | Loans and advances [member] | Selected sectors [member]
Disclosure of financial assets [line items]
Coverage ratio	0.04		0.023
Financial assets at amortised cost [member] | Loans and advances [member] | UK Commercial real estate [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,000		£ 9,100
Coverage ratio	0.0085		0.0056
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 363,873		£ 345,423
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Selected sectors [member]
Disclosure of financial assets [line items]
Financial assets	£ 20,711		£ 14,748
Total of Wholesale exposures	13.00%		11.00%
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Air travel sector [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,549		£ 251
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Hospitality and leisure sector [member]
Disclosure of financial assets [line items]
Financial assets	7,403		5,371
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Oil and gas sector [member]
Disclosure of financial assets [line items]
Financial assets	4,223		3,287
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Retail sector [member]
Disclosure of financial assets [line items]
Financial assets	5,511		4,379
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Shipping sector [member]
Disclosure of financial assets [line items]
Financial assets	730		416
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transportation [member]
Disclosure of financial assets [line items]
Financial assets	1,295		1,044
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	8,961		6,308
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Selected sectors [member]
Disclosure of financial assets [line items]
Financial assets	£ 823		£ 346
Total of Wholesale exposures	37.00%		35.00%
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Air travel sector [member]
Disclosure of financial assets [line items]
Financial assets	£ 39		£ 24
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Hospitality and leisure sector [member]
Disclosure of financial assets [line items]
Financial assets	214		55
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Oil and gas sector [member]
Disclosure of financial assets [line items]
Financial assets	303		79
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Retail sector [member]
Disclosure of financial assets [line items]
Financial assets	184		120
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Shipping sector [member]
Disclosure of financial assets [line items]
Financial assets	12		4
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transportation [member]
Disclosure of financial assets [line items]
Financial assets	£ 71		£ 64
Stage 1 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.002	[3]	0.001	[4]
Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 562,924	[1]	£ 620,406	[2]
Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	1,145	[1]	804	[2]
Stage 1 [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 277,094		£ 298,559
Coverage ratio	0.004		0.002
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 278,117		£ 299,266
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Selected sectors [member]
Disclosure of financial assets [line items]
Financial assets	£ 10,139		£ 11,679
Total of Wholesale exposures	9.00%		10.00%
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Air travel sector [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,018		£ 194
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Hospitality and leisure sector [member]
Disclosure of financial assets [line items]
Financial assets	3,567		4,321
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Oil and gas sector [member]
Disclosure of financial assets [line items]
Financial assets	1,427		2,539
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Retail sector [member]
Disclosure of financial assets [line items]
Financial assets	2,954		3,395
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Shipping sector [member]
Disclosure of financial assets [line items]
Financial assets	355		357
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transportation [member]
Disclosure of financial assets [line items]
Financial assets	818		873
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	1,023		707
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Selected sectors [member]
Disclosure of financial assets [line items]
Financial assets	£ 79		£ 33
Total of Wholesale exposures	34.00%		23.00%
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Air travel sector [member]
Disclosure of financial assets [line items]
Financial assets	£ 0		£ 0
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Hospitality and leisure sector [member]
Disclosure of financial assets [line items]
Financial assets	18		8
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Oil and gas sector [member]
Disclosure of financial assets [line items]
Financial assets	19		8
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Retail sector [member]
Disclosure of financial assets [line items]
Financial assets	37		11
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Shipping sector [member]
Disclosure of financial assets [line items]
Financial assets	1		1
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transportation [member]
Disclosure of financial assets [line items]
Financial assets	£ 4		£ 5
Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.032	[3]	0.044	[4]
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 139,976	[1]	£ 57,419	[2]
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	4,522	[1]	2,543	[2]
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 72,698		£ 35,861
Coverage ratio	0.052		0.062
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 76,649		£ 38,234
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Selected sectors [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,438		£ 2,405
Total of Wholesale exposures	22.00%		23.00%
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Air travel sector [member]
Disclosure of financial assets [line items]
Financial assets	£ 462		£ 31
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Hospitality and leisure sector [member]
Disclosure of financial assets [line items]
Financial assets	3,600		851
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Oil and gas sector [member]
Disclosure of financial assets [line items]
Financial assets	2,389		612
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Retail sector [member]
Disclosure of financial assets [line items]
Financial assets	2,260		777
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Shipping sector [member]
Disclosure of financial assets [line items]
Financial assets	369		52
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transportation [member]
Disclosure of financial assets [line items]
Financial assets	358		82
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	3,951		2,373
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Selected sectors [member]
Disclosure of financial assets [line items]
Financial assets	£ 309		£ 71
Total of Wholesale exposures	34.00%		24.00%
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Air travel sector [member]
Disclosure of financial assets [line items]
Financial assets	£ 14		£ 0
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Hospitality and leisure sector [member]
Disclosure of financial assets [line items]
Financial assets	121		18
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Oil and gas sector [member]
Disclosure of financial assets [line items]
Financial assets	99		24
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Retail sector [member]
Disclosure of financial assets [line items]
Financial assets	46		24
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Shipping sector [member]
Disclosure of financial assets [line items]
Financial assets	8		0
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transportation [member]
Disclosure of financial assets [line items]
Financial assets	£ 21		£ 5
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Coverage ratio	0.376	[3]	0.371	[4]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 10,676	[1]	£ 8,858	[2]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	4,035	[1]	3,283	[2]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 5,120		£ 4,695
Coverage ratio	0.438		0.407
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,107		£ 7,923
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Selected sectors [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,134		£ 664
Total of Wholesale exposures	33.00%		28.00%
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Air travel sector [member]
Disclosure of financial assets [line items]
Financial assets	£ 69		£ 26
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Hospitality and leisure sector [member]
Disclosure of financial assets [line items]
Financial assets	236		199
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Oil and gas sector [member]
Disclosure of financial assets [line items]
Financial assets	407		136
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Retail sector [member]
Disclosure of financial assets [line items]
Financial assets	297		207
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Shipping sector [member]
Disclosure of financial assets [line items]
Financial assets	6		7
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transportation [member]
Disclosure of financial assets [line items]
Financial assets	119		89
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	3,987		3,228
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Selected sectors [member]
Disclosure of financial assets [line items]
Financial assets	£ 435		£ 242
Total of Wholesale exposures	41.00%		44.00%
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Air travel sector [member]
Disclosure of financial assets [line items]
Financial assets	£ 25		£ 24
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Hospitality and leisure sector [member]
Disclosure of financial assets [line items]
Financial assets	75		29
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Oil and gas sector [member]
Disclosure of financial assets [line items]
Financial assets	185		47
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Retail sector [member]
Disclosure of financial assets [line items]
Financial assets	101		85
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Shipping sector [member]
Disclosure of financial assets [line items]
Financial assets	3		3
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transportation [member]
Disclosure of financial assets [line items]
Financial assets	£ 46		£ 54

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 215.6 bn and impairment allowance of £ 176 m. This comprises £ 37 m ECL on £ 209.2 bn stage 1 a ssets, £ 24 m on £ 6.3 bn stage 2 fair value through other comprehe nsive inc ome assets, cash collateral and settlement balances and £ 115 m on £ 115 m stage 3 other assets

[2]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financ ial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 149.3 bn and impairment allowance of £ 24 m. This comprises £ 12 m ECL on £ 148.5 bn stage 1 assets, £ 2 m on £ 0.8 bn stage 2 fair value through other comprehensive income assets , cash collateral and settlement balances and £ 10 m on £ 10 m stage 3 other assets

[3]

H120 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 120 is 207 bps after applying the total impairment charge of £ 3,738 m

[4]	The loan loss rate is 55 bps after applying the total impairment charge of £ 1,912 m